RELATED PARTIES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Current account receivables	$ 16,161,318	$ 15,062,167
Non-current account receivables	108,021	109,318
Current accounts payable to related entities	96,045,624	90,248,067
Non-current accounts payable related companies	6,007,041	10,354,296
Transactions
Sale of fixed assets	1,949,413	2,923,921	$ 3,798,908
Shareholder related
Related parties
Current accounts payable to related entities	288,001
Equity investee | Purchase of Products
Transactions
Purchase of goods	3,466,645	2,352,550
Embonor S.A. | Shareholder related
Related parties
Current account receivables	7,371,731	10,852,709
Current accounts payable to related entities	416,073	589,127
Transactions
Minimum dividend	416,073	589,127
Coca-Cola de Chile S.A. | Shareholder
Related parties
Current account receivables	349,914	15,444
Non-current account receivables	108,021	109,318
Current accounts payable to related entities	25,770,189	32,205,880
Transactions
Minimum dividend	35,855	47,262
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	207,040,438	198,045,624
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services	9,057,004	7,241,918
Coca-Cola de Chile S.A. | Shareholder | Water source lease
Transactions
Leases as lessee	6,424,479	5,958,076
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	1,025,290	2,738,472
Coca-Cola Embonor S.a | Common shareholder | Sale of raw materials and other
Transactions
Sale of goods	261,983	956,036
Coca-Cola Embonor S.a | Common shareholder | Sale of services and others
Transactions
Sale of services	360,722	585,448
Coca-Cola Embonor S.a | Common shareholder | Sale of Finished Products
Transactions
Sale of goods	74,933,722	79,205,926
Embotelladoras Bolivianas Unidas S.A. | Shareholder related
Related parties
Current account receivables	40,719
Alimentos de Soja S.A.U. | Shareholder related
Related parties
Current account receivables		237,439
Current accounts payable to related entities	38,797	628,842
Alimentos de Soja S.A.U. | Shareholder related | Purchase of Products
Transactions
Purchase of goods	674,311	2,107,354
Alimentos de Soja S.A.U. | Shareholder related | Payment of commissions and services
Transactions
Payment of fees and services	565,355	4,128,865
Alimentos de Soja S.A.U. | Shareholder related | Marketing Services
Transactions
Purchase of services	49,114	286,488
Embotelladora Iquique S.A. | Shareholder related
Related parties
Current account receivables	403,061	745,048
Embotelladora Iquique S.A. | Shareholder related | Sale of Finished Products
Transactions
Sale of goods	6,912,134	5,807,466
Envases CMF S.A. | Associate
Related parties
Current account receivables	713,006	925,189
Current accounts payable to related entities	6,883,553	8,186,248
Envases CMF S.A. | Associate | Purchase of containers
Transactions
Purchase of goods	21,103,185	24,441,192
Envases CMF S.A. | Associate | Sale of containers/raw materials
Transactions
Sale of goods	10,981,598	13,360,534
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	32,085,055	33,637,921
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	496,196	2,270,006
Envases CMF S.A. | Associate | Sale of services and others
Transactions
Sale of services		13,914
Envases CMF S.A. | Associate | Purchase of packaging
Transactions
Purchase of goods	10,830,682	9,391,000
Guallarauco | Associate
Related parties
Current account receivables		8,790
Monster | Shareholder related
Related parties
Current accounts payable to related entities	1,985,330	3,811,908
Monster | Associate
Related parties
Current account receivables	837,713	86,492
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related
Transactions
Purchase of services		3,002,061
Advertising participation payment	124,203
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder related | Purchase of concentrates
Transactions
Advertising participation payment	109,232,990	159,807,006
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current accounts payable to related entities	9,431,483	8,587,487
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current account receivables	149,820	143,002
Current accounts payable to related entities	602,113	1,089,592
Coca-Cola del Valle New Ventures S.A. | Associate | Purchase services and others
Transactions
Purchase of services	4,296,982	4,306,419
Coca-Cola del Valle New Ventures S.A. | Associate | Sale of services and others
Transactions
Sale of services	555,666	288,264
Recofarma do Industrias Amazonas Ltda. | Shareholder related
Related parties
Current accounts payable to related entities	40,159,177	30,998,682
Non-current accounts payable related companies	6,007,041	10,354,296
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Purchase of concentrates
Transactions
Purchase of goods	125,212,630	100,199,500
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Water source lease
Transactions
Purchase of goods	624,871
Recofarma do Industrias Amazonas Ltda. | Shareholder related | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	9,750,769
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Current accounts payable to related entities	307,967	232,216
Leao Alimentos e Bebidas Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	130,042	636,938
Envases del Pacfico S.A. | Shareholder related
Related parties
Current accounts payable to related entities	3,690
Envases del Pacfico S.A. | Director related | Purchase of raw materials and materials
Transactions
Purchase of goods	3,690	204,933
Comercializadora Nova Verde | Common shareholder
Related parties
Current account receivables	5,071,655	2,048,054
Current accounts payable to related entities	2,831,752	2,198,317
Comercializadora Nova Verde | Common shareholder | Purchase of raw materials
Transactions
Purchase of goods	401,498	952,699
Comercializadora Nova Verde | Common shareholder | Sale of services and others
Transactions
Sale of fixed assets	1,689,356	4,512,714
Comercializadora Nova Verde | Common shareholder | Sale of packaging and raw materials
Transactions
Sale of goods	61,184	781,901
Comercializadora Nova Verde | Common shareholder | Sale of Finished Products
Transactions
Sale of services	12,827,332	12,867,822
Comercializadora Nova Verde | Common shareholder | Purchase of Finished Products
Transactions
Purchase of goods	21,192,591	25,440,668
Comercializadora Nova Verde | Common shareholder | Advertising
Transactions
Advertising participation payment	924,924	2,367,626
Comercializadora Nova Verde | Common shareholder | Cold Equipment Maintenance
Transactions
Purchase of goods and advertising participation payment	594,640	619,419
Parque Arauco S.A. | Director related | Space lease
Transactions
Leases as lessee	143,308	101,981
Sorocaba Refrescos S. A. | Shareholder related
Related parties
Current account receivables	1,223,699
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	2,799,927	419,515
KAIK Participacoes | Associate | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	114,147	96,511
Latam Airlines Group S.A. | Director related | Sale of products
Transactions
Sale of goods		93,320
Trop Frutas do Brasil Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	190,060	368,127
Monster Energy Company - USA | Equity investee | Purchase of advertising services
Transactions
Purchase of goods and advertising participation payment	175,705
Coca-Cola Company | Shareholder
Related parties
Current accounts payable to related entities	4,877,061	1,690,858
Monster Energy Company - EEUU | Shareholder related
Related parties
Current accounts payable to related entities	2,389,283	28,910
Monster Energy Company EEUU | Shareholder related
Related parties
Current accounts payable to related entities	61,155
Monster Energy Company - CHILE | Subsidiary | Purchase of advertising services
Transactions
Purchase of services	439,520
Monster Energy Company - CHILE | Subsidiary | Sale of services and others
Transactions
Sale of services	3,561,747
Monster Energy Company - CHILE | Subsidiary | Purchase of Finished Products
Transactions
Purchase of goods	35,904,599
Banco Santander Chile. | Director/Manager/Executive | Purchase services and others
Transactions
Purchase of services	4,396,965	$ 6,776,225
Coca-Cola Export Corporation, Panama [Member] | Shareholder related | Purchase of products and others
Transactions
Purchase of goods	230,619
Coca-Cola Export Corporation, Atlanta [Member] | Shareholder related | Purchase of products and others
Transactions
Purchase of goods	$ 361,873